Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2011
Acquisitions and Dispositions
Acquisitions and Dispositions

4.    Acquisitions and Dispositions

        In 2011, the Company completed the acquisitions of Glenrand MIB Limited ("Glenrand") and three additional businesses in the Risk Solutions segment, as well as one business that is included in the HR Solutions segment.

        The aggregate consideration transferred and the value of intangible assets recorded (amounts within the measurement period are considered preliminary) at the acquisition date fair value as a result of the Company's acquisitions is as follows (in millions):

Years ended December 31	2011	2010

Consideration transferred:
Hewitt	$—	$4,932
Other acquisitions	103	157

Total	$103	$5,089

Intangible assets:
Goodwill:
Hewitt	$50	$2,715
Other acquisitions	76	59
Other intangible assets:
Hewitt	—	2,905
Other acquisitions	33	78

Total	$159	$5,757

        Approximately $42 million of future payments relating primarily to earnouts is included in the 2010 total consideration. These amounts are recorded in Other current liabilities and Other non-current liabilities in the Consolidated Statements of Financial Position.

        In 2010, the Company completed the acquisitions of Hewitt Associates, Inc. ("Hewitt"), and the JP Morgan Compensation and Benefit Strategies Division of JP Morgan Retirement Plan Services, LLC, both of which are included in the HR Solutions segment, as well as other companies, which are included in the Risk Solutions segment.

        The results of operations of these acquisitions are included in the Consolidated Financial Statements from the dates they were acquired. These acquisitions, excluding Hewitt, would not produce a materially different result if they had been reported from the beginning of the period in which they were acquired.

Hewitt Associates, Inc.

        On October 1, 2010, the Company completed its acquisition of Hewitt (the "Acquisition"), one of the world's leading human resource consulting and outsourcing companies. Aon purchased all of the outstanding shares of Hewitt common stock in a cash-and-stock transaction valued at $4.9 billion, of which the total amount of cash paid and the total number of shares of stock issued by Aon each represented approximately 50% of the aggregate consideration.

        Hewitt provided leading organizations around the world with expert human resources consulting and outsourcing solutions to help them anticipate and solve their most complex benefits, talent, and related financial challenges. Hewitt worked with companies to design, implement, communicate, and administer a wide range of human resources, retirement, investment management, health care, compensation, and talent management strategies. Hewitt now operates globally together with Aon's existing consulting and outsourcing operations under the newly created Aon Hewitt brand.

        Under the terms of the acquisition agreement, each share of Class A common stock, par value $0.01 per share, of Hewitt ("Hewitt Common Stock") outstanding immediately prior to the acquisition date was converted into the right to receive, at the election of each of the holders of Hewitt Common Stock, (i) 0.6362 of a share of common stock, par value $1.00 per share, of Aon ("Aon Common Stock") and $25.61 in cash (the "Mixed Consideration"), (ii) 0.7494 shares of Aon Common Stock and $21.19 in cash (the "Stock Electing Consideration"), or (iii) $50.46 in cash (the "Cash Electing Consideration"). Pursuant to the terms of the acquisition agreement, the Cash Electing Consideration and the Stock Electing Consideration payable in the Acquisition were calculated based on the closing volume-weighted average price of Aon Common Stock on the New York Stock Exchange for the period of ten consecutive trading days ended on September 30, 2010, which was $39.0545, and the Stock Electing Consideration was subject to automatic proration and adjustment to ensure that the total amount of cash paid and the total number of shares of Aon Common Stock issued by Aon in the Acquisition each represented approximately 50% of the consideration, taking into account the rollover of the Hewitt stock options as described in the aquisition agreement.

        The final consideration transferred to acquire all of Hewitt's stock is as follows:

$ and common share data in millions, except per share data

Cash consideration
Cash electing consideration
Number of shares of Hewitt common shares outstanding electing cash consideration	7.78
Cash consideration per common share outstanding	$50.46

Total cash paid to Hewitt shareholders electing cash consideration	$393

Mixed consideration
Number of shares of Hewitt common shares outstanding electing mixed consideration or not making an election	44.52
Cash consideration per common share outstanding	$25.61

Total cash paid to Hewitt shareholders electing mixed consideration or not making an election	$1,140

Stock electing consideration
Number of shares of Hewitt common shares outstanding electing stock consideration	43.67
Cash consideration per common share outstanding	$21.19

Total cash paid to Hewitt shareholders electing stock consideration	$925

Total cash consideration		$2,458
Stock consideration
Stock electing consideration
Number of shares of Hewitt common shares outstanding electing stock consideration	43.67
Exchange ratio	0.7494

Aon shares issued to Hewitt stockholders electing stock consideration	32.73

Mixed consideration
Number of shares of Hewitt common shares outstanding electing mixed consideration or not making an election	44.52
Exchange ratio	0.6362

Aon shares issued to Hewitt shareholders electing mixed consideration or not making an election	28.32

Total Aon common shares issued	61.05

Aon's closing common share price as of October 1, 2010	$39.28

Total fair value of stock consideration		$2,398
Fair value of Hewitt stock options converted to options to acquire Aon common stock		$76

Total fair value of cash and stock consideration		$4,932

        The Company incurred certain acquisition and integration costs associated with the transaction that were expensed as incurred and are reflected in the Consolidated Statements of Income. The Company has recorded $47 million and $54 million of these Hewitt related costs in 2011 and 2010, respectively, of which $47 million and $40 million has been included in Other general expenses in 2011 and 2010, respectively, and $14 million, related to the cancellation of the bridge loan, has been included in Interest expense in 2010. The Company's HR Solutions segment has recorded $47 million and $19 million of these expenses in 2011 and 2010, respectively, with the remaining expense unallocated.

        The Company financed the Acquisition with the proceeds from a $1.0 billion three-year Term Loan Credit Facility, $1.5 billion in unsecured notes, and the issuance of 61 million shares of Aon common stock. In addition, as part of the consideration, certain outstanding Hewitt stock options were converted into options to purchase 4.5 million shares of Aon common stock. These items are detailed further in Note 8 "Debt" and Note 11 "Stockholders' Equity".

        The transaction has been accounted for using the acquisition method of accounting which requires, among other things, that most assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date. The following table summarizes the amounts recognized for assets acquired and liabilities assumed as of the acquisition date (in millions):

Amounts recorded as of the acquisition date

Working capital (1)	$348
Property, equipment, and capitalized software	297
Identifiable intangible assets:
Customer relationships	1,800
Trademarks	890
Technology	215
Other noncurrent assets (2)	344
Long-term debt	346
Other noncurrent liabilities (3)	360
Net deferred tax liability (4)	1,021

Net assets acquired	2,167
Goodwill	2,765

Total consideration transferred	$4,932

(1)
Includes cash and cash equivalents, short-term investments, client receivables, other current assets, accounts payable and other current liabilities.

(2)
Includes primarily deferred contract costs and long-term investments.

(3)
Includes primarily unfavorable lease obligations and deferred contract revenues.

(4)
Included in Other current assets ($31 million), Deferred tax assets ($30 million), Other current liabilities ($7 million) and Deferred tax liabilities ($1.1 billion) in the Company's Consolidated Statements of Financial Position.

        The acquired customer relationships are being amortized over a weighted average life of 12 years. The technology asset is being amortized over 7 years and trademarks have been determined to have indefinite useful lives.

        Goodwill is calculated as the excess of the acquisition cost over the fair value of the net assets acquired and represents the synergies and other benefits that are expected to arise from combining the operations of Hewitt with the operations of Aon, and the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Goodwill is not amortized and is not deductible for tax purposes.

        A single estimate of fair value results from a complex series of the Company's judgments about future events and uncertainties and relies heavily on estimates and assumptions. The Company's judgments used to determine the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, can materially impact the Company's results of operations.

        The results of Hewitt's operations have been included in the Company's consolidated financial statements from the Acquisition date. The following table presents information for Hewitt that is included in Aon's Consolidated Statements of Income (in millions):

Hewitt's operations included in Aon's 2010 results

Revenues	$791
Operating income (1)	23

(1)
Includes amortization related to identifiable intangible assets ($37 million), acquisition and integration costs ($18 million) and restructuring expenses ($52 million).

        The following unaudited pro forma consolidated results of operations for 2010 and 2009 assume that the acquisition of Hewitt was completed as of January 1, 2009 (in millions, except per share amounts):

	2010	2009

Revenue	$10,831	$10,669

Net income from continuing operations attributable to Aon stockholders	$736	$758

Earnings per share from continuing operations attributable to Aon stockholders
Basic	$2.17	$2.20
Diluted	$2.14	$2.15

        The unaudited pro forma consolidated results were prepared using the acquisition method of accounting and are based on the historical financial information of Aon and Hewitt, reflecting both in 2010 and 2009, Aon's and Hewitt's results of operations for a 12-month period. The historical financial information has been adjusted to give effect to the pro forma adjustments that are: (i) directly attributable to the acquisition, (ii) factually supportable and (iii) expected to have a continuing impact on the combined results. The unaudited pro forma consolidated results are not necessarily indicative of what the Company's consolidated results of operations actually would have been had it completed the acquisition on January 1, 2009. In addition, the unaudited pro forma consolidated results do not purport to project the future results of operations of the combined company nor do they reflect the expected realization of any cost savings associated with the acquisition. The unaudited pro forma consolidated results reflect primarily the following pro forma pre-tax adjustments:

  •
  Elimination of Hewitt's historical intangible asset amortization expense (approximately $16 million in 2010 and $20 million in 2009);

  •
  Additional amortization expense (approximately $293 million in 2010 and $218 in 2009) related to the fair value of intangible assets acquired);

  •
  Additional interest expense (approximately $43 million in 2010 and $77 million in 2009) associated with the incremental debt issued by the Company to partially finance the acquisition, the early retirement of Hewitt debt, and costs related to a bridge term loan credit agreement with certain financial institutions that has been terminated;

  •
  Deferred revenues where no future performance obligation existed were eliminated at the acquisition date, and, as such, the recognition of deferred revenues by Hewitt in 2010 and 2009 is not reflected in the unaudited pro forma operating results. This resulted in $21 million in 2010 and $28 million in 2009 of deferred revenues recorded by Hewitt being eliminated;

  •
  Deferred costs that did meet the definition of an asset were eliminated at the acquisition date, and, as such, the recognition of deferred costs by Hewitt in 2010 and 2009 is not reflected in the unaudited pro forma operating results. This resulted in $16 million in 2010 and $22 million in 2009 of deferred costs recorded by Hewitt being eliminated;

  •
  Additional expense of $15 million incurred in 2010 and 2009 related to the recognition of the fair value of adjustments associated with the assumption of unfavorable lease obligations;

  •
  The elimination of Hewitt's equity based compensation expense of $46 million in 2010 and $54 million in 2009. On the date of closing, all outstanding equity awards of Hewitt became fully vested and were converted at the effective time in accordance with the terms of the acquisition agreement. No compensation expense has been included in the unaudited pro forma consolidated results as the compensation programs for Aon Hewitt employees have not yet been determined and cannot be reasonably estimated; and

  •
  Elimination of approximately $49 million of costs incurred in 2010, which are directly attributable to the acquisition, and which do not have a continuing impact on the combined company's operating results. Included in these costs are advisory, legal and regulatory costs, costs related to integrating the combined company, and costs to retire certain debt obligations assumed in the acquisition.

        In addition, all of the above adjustments were adjusted for the applicable tax impact. Aon has assumed a 38% combined statutory federal and state tax rate when estimating the tax effects of the adjustments to the unaudited pro forma combined statements of income.

Dispositions

        In 2011, the Company completed the disposition of 2 businesses in the Risk Solutions segment. No pretax gains or losses were recognized on these sales, which are included in Other income in the Consolidated Statements of Income.

        During 2010, the Company completed the disposition of 8 businesses, 7 in the Risk Solutions segment and 1 in the HR Solutions segment. Total pretax losses of $4 million were recognized on these sales, which are included in Other income in the Consolidated Statements of Income.

        During 2009, the Company completed the disposition of 9 businesses in the Risk Solutions segment. Total pretax gains of $15 million were recognized on these sales, which are included in Other income in the Consolidated Statements of Income.

Discontinued Operations

        In 2008, Aon reached a definitive agreement to sell AIS Management Corporation ("AIS"), which was previously included in the Risk Solutions segment, to Mercury General Corporation, for $120 million in cash at closing, plus a potential earn-out of up to $35 million payable over the two years following the completion of the agreement. The disposition was completed in January 2009 and resulted in a pretax gain of $86 million. The earn-out targets have not been met and therefore, Aon will not receive any of the potential earn-out payment.

        The operating results of businesses classified as discontinued operations are as follows (in millions):

Years ended December 31	2011	2010	2009

Revenues:
AIS	$—	$—	$—
Other	—	—	—

Total revenues	$—	$—	$—

Income before income taxes:
Operations:
AIS	$—	$—	$—
Other	—	—	5

	—	—	5
Gain (loss) on sale:
AIS	—	—	86
Other	5	(39)	(8)

	5	(39)	78

Total pretax gain (loss)	$5	$(39)	$83

Net (loss) income:
Operations	$—	$—	$3
Gain (loss) on sale	4	(27)	108

Total	$4	$(27)	$111

        Gain (loss) on sale—Other for 2010 includes $38 million of expense for the settlement of legacy litigation related to the Buckner vs. Resource Life matter.